STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended			84 Months Ended	96 Months Ended	105 Months Ended
	Oct. 31, 2013	Oct. 31, 2012	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2012	Jan. 31, 2013	Oct. 31, 2013
Operating Activities
Net loss	$ (115,000)	$ (110,434)	$ (151,035)	$ (160,638)	$ (31,001)	$ (368,299)	$ (519,334)	$ (634,334)
Loss on debt settlement	56,866	0						56,866
Adjustments to reconcile net loss to net cash used by operating activities:
Donated services	0	0	0	0	0	4,500	4,500	4,500
Expenses paid by Company shareholder	1,326	160	160	9,030	0	9,030	9,190	10,516
Loss on sale of resource property	0	50,000	50,000	0			50,000	50,000
Changes in working capital:
Prepaid expenses	0	1,352	1,352	(1,352)	(13,465)	(1,352)	0	0
Due to related party	8,000	0						8,000
Accounts payable and accrued liabilities	(14,823)	(7,419)	(17,509)	21,058	(13,465)	35,224	17,715	2,892
Net cash used in operating activities	(63,631)	(66,341)	(117,032)	(131,902)	(44,466)	(320,897)	(437,929)	(501,560)
Investing Activities
Acquisition of resource property	0	0	0	(25,000)	(25,000)	(50,000)	(50,000)	(50,000)
Net cash used in investing activities	0	0	0	(25,000)	(25,000)	(50,000)	(50,000)	(50,000)
Financing Activities
Proceeds from notes payable	0	0	0	19,335			97,278	97,278
Repayment on notes payable	0	0	(20,000)	0			(20,000)	(20,000)
Proceeds from related party payable	33,000	0		19,335	3,414	97,278		33,000
Proceeds from the issuance of capital stock	0	0	110,000	100,000	0	170,000	280,000	280,000
Proceeds from stock subscriptions payable	0	0	0	70,000	99,960	169,960	169,960	169,960
Net cash provided by financing activities	33,000	0	90,000	189,335	103,374	437,238	527,238	560,238
Net Increase in Cash	(30,631)	(66,341)	(27,032)	32,433	33,908	66,341	39,309	8,678
Cash at Beginning of Year	39,309	66,341	66,341	33,908	0	0	0	0
Cash at End of Year	8,678	0	39,309	66,341	33,908	66,341	39,309	8,678
Interest	0	0	0	0	0	0	0	0
Income taxes	0	0	0	0	0	0	0	0
Non-Cash Financing Activities:
Common stock issued for subscriptions payable	0	70,000	70,000	99,960	0	99,960	169,960	169,960
Common stock issued for debt	$ 86,468	$ 0						$ 86,468